additional statement of cash flow information - operating activities and investing activities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Current
Accounts receivable	$ (72)	$ (8)	$ 108	$ 164
Inventories	9	4	(46)	(43)
Contract assets	12	10	23	14
Prepaid expenses	(56)	(50)	(191)	(186)
Unrealized change in held for trading derivatives (Note 4(d))	10	(4)	22	(5)
Accounts payable and accrued liabilities	192	18	(33)	(525)
Income and other taxes receivable and payable, net	38	(47)	81	(55)
Advance billings and customer deposits	25	13	38	44
Provisions	(46)	32	(91)	74
Total Current	112	(32)	(89)	(518)
Non-current
Contract assets	9	16	24	30
Unbilled customer finance receivables	115	(8)	67	(22)
Unrealized change in held for trading derivatives (Note 4(d))	32	12	89	28
Costs incurred to obtain or fulfill contracts with customers (Note 20)	(18)	(14)	(34)	(19)
Prepaid maintenance	2	3	3	8
Refundable security deposits and other	(6)	(6)	(1)	(20)
Provisions	(36)	(55)	(43)	(108)
Contract liabilities (Note 24)	7	9	19	7
Other post-employment benefit liabilities	6		4	5
Other long-term liabilities	(4)	1	(2)	3
Total Non-current	107	(42)	126	(88)
Total	219	(74)	37	(606)
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment (Note 17)	(690)	(829)	(1,326)	(1,371)
Intangible assets subject to amortization (Note 18)	(299)	(258)	(534)	(474)
Total	(989)	(1,087)	(1,860)	(1,845)
Additions arising from leases (Note 17)	261	280	407	325
Additions arising from non-monetary transactions	37		37
Capital expenditures (Note 5)	(691)	(807)	(1,416)	(1,520)
Increase Decrease In Non Cash Investing Working Capital	(25)	(30)	62	233
Total	$ (666)	$ (777)	$ (1,478)	$ (1,753)